Income taxes (Detail) - Deferred Tax Assets That Have Not Been Recognized - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Mineral properties, plant and equipment	$ 3,183	$ 2,974
Tax losses carried forward	192,938	126,386
Deferred tax assets not recognized	$ 196,121	$ 129,360